Commitments and Contingencies - Summary of Minimum Lease Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 1,020
2018	121
Total	$ 1,141